Inventory (Tables)	12 Months Ended
Dec. 31, 2013
Inventory

Inventory consisted of the following:

	December 31,
	2012	2013
Raw materials and work in progress	$5,733,393	$3,310,501
Finished goods and merchandise goods	16,886,481	13,336,559

	$22,619,874	$16,647,060